Intangible Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 JPY (¥) Segments	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Goodwill	¥ 287,514	¥ 304,564	¥ 272,006
Contractual commitments to acquire intangible assets	179	1,088
Fullerton India Credit Company Limited [Member] | Foreign countries [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 203,281	213,386
Wholesale Business Unit [member]
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Retail Business Segment [member] | SMBC Consumer Finance Co., Ltd [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 56,692	56,692
Head Office Account and Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	12,678	12,678	¥ 12,678
Head Office Account and Others [member] | Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	12,678	12,678
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 14,863	¥ 21,808